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The Gabelli Value 25 Fund Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 91 .9%
Automotive: Parts and Accessories — 2 .8%
16,000 Dana Inc. ................................................. $ 538,400
78,000 Garrett Motion Inc. ................................... 1,417,260
39,000 Genuine Parts Co. ..................................... 4,124,250
41,000 Monro Inc. ............................................... 657,640
6,737,550
Broadcasting — 3 .0%
1,300 GCI Liberty Inc. , Cl. A † ............................. 47,905
33,880 GCI Liberty Inc. , Cl. C † ............................. 1,260,675
6,500 Liberty Broadband Corp. , Cl. A † ................ 326,430
14,500 Liberty Broadband Corp. , Cl. C † ................ 729,350
173,000 Sinclair Inc. .............................................. 2,238,620
3,200 Sirius XM Holdings Inc. ............................ 73,856
65,000 Versant Media Group Inc. ......................... 2,406,300
7,083,136
Cable and Satellite — 2 .8%
18,500 AMC Networks Inc. , Cl. A † ........................ 125,615
65,000 Comcast Corp. , Cl. A ................................ 1,866,150
20,000 EchoStar Corp. , Cl. A † .............................. 2,341,400
61,000 Rogers Communications Inc. , Cl. B ........... 2,345,450
6,678,615
Computer Software and Services — 0 .4%
1,750 Meta Platforms Inc. , Cl. A ......................... 1,001,227
Consumer Products — 1 .1%
14,000 Edgewell Personal Care Co. ...................... 298,760
50,000 Energizer Holdings Inc. ............................. 821,000
26,500 The Scotts Miracle-Gro Co. ....................... 1,611,465
2,731,225
Copyright/Creativity Companies — 0 .2%
36,000 NIQ Global Intelligence plc † ...................... 409,320
Diversified Industrial — 5 .5%
15,000 Albany International Corp. , Cl. A ................ 783,150
39,000 Ampco-Pittsburgh Corp. † ......................... 262,080
273,000 Bollore SE ................................................ 1,545,549
49,500 Crane Co. ................................................. 8,464,500
2,000 Franklin Electric Co. Inc. ........................... 184,340
8,000 Honeywell International Inc. ...................... 1,808,240
13,047,859
Electronics — 4 .8%
25,000 Resideo Technologies Inc. † ...................... 842,750
518,500 Sony Group Corp. , ADR ............................ 10,732,950
11,575,700
Energy and Utilities — 7 .9%
52,500 APA Corp. ................................................ 2,228,100
13,000 Avista Corp. ............................................. 521,820
12,000 Exxon Mobil Corp. .................................... 2,035,920
22,500 Halliburton Co. ......................................... 877,275
32,500 Innovex International Inc. † ....................... 792,675
Shares
Market
Value
131,500 National Fuel Gas Co. ................................ $ 12,355,740
2,000 Southwest Gas Holdings Inc. .................... 173,800
18,985,330
Entertainment — 22 .0%
60,000 Atlanta Braves Holdings Inc. , Cl. A † .......... 2,829,000
125,300 Atlanta Braves Holdings Inc. , Cl. C † .......... 5,350,310
36,500 Fox Corp. , Cl. A ........................................ 2,131,600
21,000 Fox Corp. , Cl. B ........................................ 1,115,100
1,155,000 Grupo Televisa SAB , ADR ......................... 3,361,050
50,000 Havas NV ................................................. 866,310
1,000 Liberty Live Holdings Inc. , Cl. C † .............. 94,110
73,200 Madison Square Garden Entertainment
Corp. † .................................................. 4,312,212
49,000 Madison Square Garden Sports Corp. † ..... 15,748,600
285,000 Ollamani SAB † ......................................... 1,164,774
74,800 Sphere Entertainment Co. † ....................... 8,781,520
28,700 The Walt Disney Co. ................................. 2,766,106
300,000 Vivendi SE ................................................ 615,490
125,000 Warner Bros Discovery Inc. † .................... 3,432,500
52,568,682
Environmental Services — 5 .4%
40,900 Republic Services Inc. .............................. 8,957,918
24,000 Waste Connections Inc. ............................ 3,898,560
12,856,478
Equipment and Supplies — 3 .3%
9,800 Chart Industries Inc. † ............................... 2,026,150
46,000 Flowserve Corp. ....................................... 3,381,460
6,200 Valmont Industries Inc. ............................. 2,477,334
7,884,944
Financial Services — 13 .1%
26,300 American Express Co. ............................... 7,955,224
19,500 Citigroup Inc. ........................................... 2,211,495
30,000 Loews Corp. ............................................. 3,202,200
85,000 Sony Financial Group Inc. , ADR † .............. 383,350
126,000 The Bank of New York Mellon Corp. .......... 14,947,380
1,800 The Goldman Sachs Group Inc. ................. 1,522,782
5,000 The PNC Financial Services Group Inc. ...... 1,040,450
31,262,881
Food and Beverage — 2 .4%
54,500 Diageo plc , ADR ....................................... 4,057,525
30,000 Mondelēz International Inc. , Cl. A .............. 1,729,200
5,786,725
Health Care — 1 .0%
52,000 Baxter International Inc. ............................ 873,600
20,000 Perrigo Co. plc ......................................... 214,800
14,000 Zimmer Biomet Holdings Inc. ................... 1,265,880
2,354,280
Machinery — 1 .5%
327,200 CNH Industrial NV .................................... 3,599,200

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining — 8 .6%
20,500 Freeport-McMoRan Inc. ............................ $ 1,204,990
179,700 Newmont Corp. ........................................ 19,452,525
20,657,515
Real Estate — 1 .6%
40,000 Ryman Hospitality Properties Inc. , REIT .... 3,690,800
Retail — 0 .4%
16,000 Advance Auto Parts Inc. ............................ 844,000
Telecommunication Services — 0 .7%
120,000 Liberty Global Ltd. , Cl. A † ......................... 1,450,800
23,000 Liberty Global Ltd. , Cl. C † ......................... 269,790
1,720,590
Telecommunications — 3 .4%
50,000 Array Digital Infrastructure Inc. ................. 2,307,000
1,500 Charter Communications Inc. , Cl. A † ......... 323,820
28,000 Sunrise Communications AG , Cl. A ........... 1,657,029
90,500 Telephone and Data Systems Inc. .............. 3,810,050
8,097,899
TOTAL COMMON STOCKS ........................ 219,573,956
Shares
Market
Value
RIGHTS — 0.0%
Health Care — 0.0%
2,000 ABIOMED Inc. , CVR † ................................ $ 3,200
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 8 .1%
$ 19,546,000 U.S. Treasury Bills,
3.597 % to 3.781% †† ,
04/16/26 to 06/18/26 ............................ 19,438,133
TOTAL INVESTMENTS — 100.0%
(Cost $ 100,936,941 ) ............................. $ 239,015,289
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust